INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Market Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, interest rate risk	1.00%
Interest rate risk | Investments in Obligation Fund
Disclosure of nature and extent of risks arising from financial instruments [line items]
100bp increase	R 7.9	R 7.1
100bp (decrease)	R (7.9)	R (7.1)